Subsequent events (Details) - Subsequent events - Private placements $ / shares in Units, $ in Millions	Jul. 27, 2020 USD ($) $ / shares shares
Subsequent events
Number of shares issued | shares	2,339,000
Share purchase price | $ / shares	$ 1.50
Gross proceeds from this offering | $	$ 3.5